Risk Management and Fair Values (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Risk Management And Fair Values [Line Items]
Short-term bank loans and related interests	$ 1,092,783	$ 1,606,930
Trade and other payables	5,278,460	5,451,830
Related parties payables	445,614	154,137
Total	6,816,857	7,282,509
Within 1 year [Member]
Risk Management And Fair Values [Line Items]
Short-term bank loans and related interests	1,092,783	1,606,930
Trade and other payables	5,278,460	5,521,442
Related parties payables	445,614	154,137
Total	6,816,857	7,282,509
Over 1 year [Member]
Risk Management And Fair Values [Line Items]
Short-term bank loans and related interests
Trade and other payables
Related parties payables
Total